Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Other Assets

	Note	12.31.2024	12.31.2023
Taxes recoverable	11.1	154.0	130.6
Prepaid expenses		76.6	66.5
Other debtors		54.0	60.9
Costs to comply with contractual obligations		39.9	—
Court-mandated escrow deposits		32.5	39.0
Loan with a joint operation		23.8	22.4
Advances to employees		18.6	18.0
Guarantee deposits		12.8	11.8
Advances for services to be rendered		1.6	3.7
Collateralized accounts receivable		1.1	2.9
Loans granted		—	60.5
Other credits to related parties		1.1	3.7
Others		20.1	34.2

		436.1	454.2

Current		262.7	312.9
Non-current		173.4	141.3

11.1 Taxes recoverable

			12.31.2024	12.31.2023
Tax Credits - Court Decisions	(i	)	50.6	—
ICMS (State Value-added Tax) and IPI (Excise Tax)			42.8	56.0
Income tax and social security on net income withheld			20.1	7.0
PIS (Social Integration Program) and COFINS (Contribution for Social Security)			14.0	34.7
Value added tax			13.4	4.6
Reintegra (Special regime for exporters)			6.0	16.6
Advance service tax (ISS- Service tax)			5.3	6.3
Others			1.8	5.4

			154.0	130.6

Current			87.6	72.9
Non-current			66.4	57.7

(i)
In April 2024, the Company obtained a favorable outcome based on the certification of the final judgment of the lawsuit that questioned the collection of withholding income taxes on transfers of certain amounts abroad. As a result, the Company recognized a tax credit of US$ 69.8, of which US$ 40.1 was recognized in other income, referring to the principal amount, and US$ 29.7 in financial income, referring to the interest income on the principal amount by Brazilian reference interest rate. The Company has already started using these tax credits. In addition, the favorable outcome has led to the reversal of the provision previously recognized regarding this matter.